Derivative Instruments and Hedging Activities - Summary of Cross Currency Swap Agreements (Detail) - Cross currency swap agreement [Member] NOK in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2016 NOK
Derivative [Line Items]
Fair Value / Carrying Amount of (Liability)	$ (93,607)
Norwegian Kroner-denominated Bond due in 2017 [Member] | NIBOR [Member]
Derivative [Line Items]
Principal amount	$ 125,000	NOK 700,000
Floating Rate Receivable, Margin	5.25%	5.25%
Fixed interest payment on cross currency rate swap	6.88%	6.88%
Fair Value / Carrying Amount of (Liability)	$ (39,059)
Weighted-Average Remaining Term (Years)	7 months 6 days
Norwegian Kroner-denominated Bond due in 2018 [Member] | NIBOR [Member]
Derivative [Line Items]
Principal amount	$ 150,000	NOK 900,000
Floating Rate Receivable, Margin	4.35%	4.35%
Fixed interest payment on cross currency rate swap	6.43%	6.43%
Fair Value / Carrying Amount of (Liability)	$ (41,722)
Weighted-Average Remaining Term (Years)	1 year 10 months 24 days
Norwegian Kroner denominated bonds due May 2020 [Member] | NIBOR [Member]
Derivative [Line Items]
Principal amount	$ 134,000	NOK 1,000,000
Floating Rate Receivable, Margin	3.70%	3.70%
Fixed interest payment on cross currency rate swap	5.92%	5.92%
Fair Value / Carrying Amount of (Liability)	$ (12,826)
Weighted-Average Remaining Term (Years)	3 years 7 months 6 days